Related Party Disclosures - Summary of Compensation of Key Management Personnel (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	£ 2,684	£ 2,770	£ 2,165
Pension and other benefits	145	135	104
Share-based payments	3,154	4,255	5,637
Key management personnel compensation	£ 5,983	£ 7,160	£ 7,906